November 17, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Select Money Market Trust (the "Trust")
            Evergreen Cash Management Money Market Fund
            Evergreen Cash Management Municipal Money Market Fund
            Evergreen Cash Management U.S. Government Money Market Fund Post-Effective Amendment No. 13 to Registration Statement
         No. 333-37227/811-08405


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 13 to Registration Statement
Nos. 333-37227/811-08405) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on November 15, 2000.

     If you have any questions or would like further information, please call me at (617) 210-3648.

                                           Very truly yours,

                                           /s/ Stephanie P. Thistlewood

                                           Stephanie P. Thistlewood